Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 subsidiary segment
Segment Reporting Information [Line Items]
Number of Reportable Segments	3
Number of Operating Segments	1
Public Subsidiaries
Segment Reporting Information [Line Items]
Number of subsidiaries | subsidiary	2